Invested Assets and Investment Income - Summary of Fair Values and the Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other assets [Member]
Disclosure of fair value measurement of assets [line items]
Other invested assets leveraged leases	$ 3,790	$ 3,840